SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Operations by Geographic Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 11,770	$ 16,475
Property and equipment, net	1,371	894
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,791	1,468
Property and equipment, net
European countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,037	3,948
Property and equipment, net
South America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	21	30
Property and equipment, net
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	5,856	9,059
Property and equipment, net	89	147
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	746	1,401
Property and equipment, net	1,282	747
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	319	569
Property and equipment, net